CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 30,546	$ 24,535
Short-term and restricted bank deposits	212	5,210
Short-term marketable securities	7,438	2,120
Short-term financial investments		15,258
Trade receivables (net of allowance for credit losses of $505 and $463 as of December 31, 2023 and 2022, respectively)	51,125	56,424
Other receivables and prepaid expenses	9,381	10,006
Inventories	43,959	36,377
Total current assets	142,661	149,930
LONG-TERM ASSETS:
Long-term trade receivables	16,798	13,099
Long-term marketable securities	65,732	75,946
Long-term financial investments	2,730	1,242
Deferred tax assets	6,208	9,073
Operating lease right-of-use assets	36,712	13,517
Severance pay funds	17,202	17,933
Total long-term assets	145,382	130,810
PROPERTY AND EQUIPMENT, NET	10,893	3,965
INTANGIBLE ASSETS, NET	1,021	1,566
GOODWILL	37,560	37,560
Total assets	337,517	323,831
CURRENT LIABILITIES:
Trade payables	7,556	11,338
Other payables and accrued expenses	29,943	38,316
Deferred revenues	38,820	36,634
Short-term operating lease liabilities	7,878	8,169
Total current liabilities	84,197	94,457
LONG-TERM LIABILITIES:
Accrued severance pay	16,662	17,755
Deferred revenues and other liabilities	17,142	16,308
Long-term operating lease liabilities	31,404	5,551
Total long-term liabilities	65,208	39,614
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
Total liabilities	149,405	134,071
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value -Authorized: 100,000,000 shares as of December 31, 2023 and 2022; Issued: 64,611,583 and 63,998,443 shares as of December 31, 2023 and 2022, respectively; Outstanding: 30,506,753 and 31,688,544 shares as of December 31, 2023 and 2022, respectively	110	109
Additional paid-in capital	407,122	394,941
Treasury stock at cost - 34,104,830 and 32,309,899 shares as of December 31, 2023 and 2022, respectively	(236,003)	(217,744)
Accumulated other comprehensive loss	(3,905)	(10,953)
Retained earnings	20,788	23,407
Total shareholders' equity	188,112	189,760
Total liabilities and shareholders' equity	$ 337,517	$ 323,831